Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Numerator
Numerator for basic and diluted earnings per Common Share - net earnings (loss) attributable to shareholders of The Stars Group Inc.	$ (102,452,000)	$ 259,231,000
Denominator
Denominator for basic earnings per Common Share – weighted average number of Common Shares	208,269,905	146,818,764	[1]
Effect of dilutive securities
Stock options	1,371,177	558,996
Performance share units	246,813	18,748
Deferred share units	7,593
Restricted share units	72,673	17,076
Warrants	569,304	717,792
Convertible Preferred Shares	32,231,301	55,576,213
Effect of dilutive securities *	34,498,861	56,888,825
Dilutive potential for diluted earnings per Common Share	208,269,905	203,707,589	[1]
Basic earnings (loss) per Common Share	$ (0.49)	$ 1.77	[1]
Diluted earnings (loss) per Common Share	$ (0.49)	$ 1.27

[1]	Certain amounts were reclassified in the comparative period. See note 2.